FIXED ASSETS AND GOODWILL (Details Narrative)	9 Months Ended
Sep. 30, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Depreciation expense	$ 5,514
[custom:ImapairmentExpenses]	$ 12,141,062